Organization	12 Months Ended
Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization
1.	Organization:

LV Futures Fund L.P. (“LV”) and Meritage Futures Fund L.P. (“Meritage”) (individually, a “Partnership”, or collectively, the “Partnerships” or the “Profile Series”) were formed on February 22, 2007, under the Delaware Revised Uniform Limited Partnership Act, as multi-advisor commodity pools created to profit from the speculative trading of domestic commodities and foreign commodity futures contracts, forward contracts, foreign exchange commitments, options on physical commodities and futures contracts, spot (cash) commodities and currencies, exchange of futures contracts for physicals transactions, exchange of physicals for futures contracts transactions, and any rights pertaining thereto (collectively, “Futures Interests”) (refer to Note 3, “Financial Instruments of the Trading Companies”). Each Partnership invests substantially all of its assets in multiple affiliated trading companies (each, a “Trading Company” or collectively, the “Trading Companies”), each of which allocates substantially all of its assets in the trading program of an unaffiliated commodity trading advisor (each, a “Trading Advisor” or collectively, the “Trading Advisors”), each of which is registered with the Commodity Futures Trading Commission (“CFTC”) and makes investment decisions for each respective Trading Company. The General Partner (as defined below) may also determine to invest up to all of the Partnerships’ assets in United States (“U.S.”) Treasury bills and/or money market mutual funds, including money market mutual funds managed by Morgan Stanley or its affiliates.

Each Partnership commenced trading operations on August 1, 2007, in accordance with the terms of its limited partnership agreement, as may be amended from time to time (each, a “Limited Partnership Agreement”).

Ceres Managed Futures LLC, a Delaware limited liability company, serves as each Partnership’s general partner and commodity pool operator and as each Trading Company’s trading manager and commodity pool operator (the “General Partner”, “Ceres” or the “Trading Manager”, as the context requires). At December 31, 2016, Ceres was a wholly-owned subsidiary of Morgan Stanley Smith Barney Holdings LLC (“MSSBH”). MSSBH was ultimately owned by Morgan Stanley. Morgan Stanley Smith Barney LLC is doing business as Morgan Stanley Wealth Management (“Morgan Stanley Wealth Management”) and serves as the placement agent (“Placement Agent”) to the Partnerships. Morgan Stanley & Co. LLC (“MS&Co.”) acts as each Trading Company’s clearing commodity broker. Each Trading Company’s over-the-counter (“OTC”) foreign exchange spot, option and forward contract counterparty is MS&Co., to the extent that a Trading Company trades such contracts. At December 31, 2016, Morgan Stanley Wealth Management was a principal subsidiary of MSSBH. MS&Co. is a wholly-owned subsidiary of Morgan Stanley. The Partnerships and the Trading Companies also deposit a portion of their cash in non-trading accounts at JPMorgan Chase Bank, N.A.

All trading decisions are made for Meritage by Aspect Capital Limited (“Aspect”), Boronia Capital Pty. Ltd., (“Boronia”) and Transtrend B.V. (“Transtrend”), each of which is a Trading Advisor. All trading decisions are made for LV by Boronia and Transtrend. References herein to the Trading Advisor or the Trading Advisors may also include, as relevant, GAM International Management Limited (“GAM”), Altis Partners (Jersey) Limited (“Altis”), Blenheim Capital Management, L.L.C. (“Blenheim”), Rotella Capital Management, Inc. (“Rotella”), Kaiser Trading Group Pty. Ltd. (“Kaiser”) and Winton Capital Management Limited (“Winton”).

The Trading Companies to which Meritage allocates its assets are Morgan Stanley Smith Barney Aspect I, LLC (“Aspect I, LLC”), Morgan Stanley Smith Barney Boronia I, LLC (“Boronia I, LLC”) and Morgan Stanley Smith Barney TT II, LLC (“TT II, LLC”). The Trading Companies to which LV allocates its assets are Boronia I, LLC and TT II, LLC. References herein to the Trading Company or the Trading Companies may also include, as relevant, Morgan Stanley Smith Barney Augustus I, LLC ( “Augustus I, LLC”), Morgan Stanley Smith Barney Altis I, LLC (“Altis I, LLC”), Morgan Stanley Smith Barney BHM I, LLC (“BHM I, LLC”), Morgan Stanley Smith Barney Rotella I, LLC (“Rotella I, LLC”), Morgan Stanley Smith Barney Kaiser I, LLC (“Kaiser I, LLC”) and Morgan Stanley Smith Barney WNT I, LLC (“WNT I, LLC”).

Prior to February 29, 2012, units of limited partnership interest (“Units”) of each Partnership were offered in four classes in a private placement pursuant to Regulation D under the Securities Act of 1933, as amended (the “Securities Act”). Depending on the aggregate amount invested in each Partnership, limited partners receive class A, B, C or D Units in each Partnership (each, a “Class” and collectively, the “Classes”). Certain limited partners who are not subject to the ongoing placement agent fee are deemed to hold Class Z Units. Ceres received Class Z Units with respect to its investment in each Partnership. Effective February 29, 2012, Class B and Class C Units are no longer being offered to new investors but continue to be offered to existing Class B and Class C investors.

As of December 31, 2016, 2015 and 2014, there were no Class D Units outstanding in LV and in Meritage.

Ceres is not required to maintain any investment in the Partnerships, and may withdraw any portion of its interest in the Partnerships at any time, as permitted by each Limited Partnership Agreement. In addition, Class Z Units are only being offered to certain individuals affiliated with Morgan Stanley at Ceres’ sole discretion. Class Z Unit holders are not subject to paying the ongoing placement agent fee (as described in Note 2k).

In July 2015, the General Partner delegated certain administrative functions to SS&C Technologies, Inc., a Delaware corporation, currently doing business as SS&C GlobeOp (the “Administrator”). Pursuant to a master services agreement, the Administrator furnishes certain administrative, accounting, regulatory reporting, tax and other services as agreed from time to time. In addition, the Administrator maintains certain books and records of the Partnerships. The General Partner pays or reimburses the Partnerships and the Trading Companies, from the Administrative Fee (as defined in Note 2l) it receives, the ordinary administrative expenses of the Partnerships and the Trading Companies. This includes the expenses related to the engagement of the Administrator. Therefore, the engagement of the Administrator did not impact the Partnerships’ respective break-even points.